OPERATING SEGMENTS	6 Months Ended
Jun. 27, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Description of segments and principal activities
The Group derives its revenues through a single business activity, which is making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages. The Group’s Board continues to be its Chief Operating Decision Maker (CODM), which allocates resources and evaluates performance of its operating segments based on volume, revenue and comparable operating profit. Comparable operating profit excludes items impacting the comparability of period over period financial performance.
The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Six Months Ended 27 June 2025			Six Months Ended 28 June 2024
	Europe	APS	Total	Europe	APS	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	7,471	2,803	10,274	7,279	2,549	9,828
Comparable operating profit[1]	1,053	337	1,390	979	317	1,296
Items impacting comparability[2]			(26)			(154)
Reported operating profit			1,364			1,142
Total finance costs, net			(98)			(87)
Non-operating items			(6)			(10)
Reported profit before tax			1,260			1,045
[1] Comparable operating profit includes comparable depreciation and amortisation of €298 million and €143 million for Europe and APS respectively, for the six months ended 27 June 2025. Comparable depreciation and amortisation charges for the six months ended 28 June 2024 totalled €290 million and €123 million, for Europe and APS respectively.
[2] Items impacting the comparability of period-over-period financial performance for 2025 primarily include restructuring charges of €46 million, accelerated amortisation charges of €27 million, €2 million of deal and integration costs related to the Acquisition, offset by additional consideration received from the sale of a property in Germany of €30 million and a litigation provision reversal of €19 million. Items impacting the comparability for 2024 primarily include restructuring charges of €95 million, €11 million of deal and integration costs related to the Acquisition, impairment charges of €12 million, and accelerated amortisation charges of €28 million.

No single customer accounted for more than 10% of the Group’s revenue during the six months ended 27 June 2025 and 28 June 2024.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Six Months Ended
	27 June 2025	28 June 2024
Revenue	€ million	€ million
Great Britain	1,697	1,594
Iberia[1]	1,555	1,570
Germany	1,547	1,540
France[2]	1,261	1,219
Belgium/Luxembourg	536	526
Netherlands	412	380
Norway	212	204
Sweden	210	207
Iceland	41	39
Total Europe	7,471	7,279
Australia	1,176	1,169
Philippines	995	702
New Zealand and Pacific Islands	312	326
Indonesia	195	235
Papua New Guinea	125	117
Total APS	2,803	2,549
Total CCEP	10,274	9,828
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.